SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
2026	¥ 2,375
2027	2,017
2028	1,749
2029	1,405
2030	1,220
Then thereafter	¥ 505